Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020